Offerings	Feb. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, DKK 1 nominal value per share ("Ordinary Shares")(1)(2) reserved for issuance under the Genmab A/S 2021 Restricted Stock Units Program
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit	298.02
Maximum Aggregate Offering Price	$ 163,911,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,636.11
Offering Note	Represents Ordinary Shares issuable under the Genmab A/S 2021 Warrant Scheme and Genmab A/S 2021 Restricted Stock Units Program. In addition, this Registration Statement also relates to such indeterminable number of additional Ordinary Shares as may be issuable pursuant to stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, DKK 1 nominal value per share ("Ordinary Shares")(1)(2) reserved for issuance under the Genmab A/S 2021 Warrant Scheme
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	298.02
Maximum Aggregate Offering Price	$ 134,109,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,520.45
Offering Note	The Ordinary Shares may be represented by the Registrant’s American Depositary Shares (“ADS”), each of which represents one tenth of one Ordinary Share. The ADSs have been registered under a registration statement on Form F-6, filed with the Commission on July 3, 2025.

(3) The price of the Ordinary Shares underlying the warrants and the restricted stock units registered under this Registration Statement is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low sales prices of the Ordinary Shares listed on Nasdaq Copenhagen on February 13, 2026 and on the exchange rate of DKK 6.30 per $1.00 as published by Danmarks Nationalbank on February 13, 2026.